Goodwill and intangible assets (Tables)	12 Months Ended
Mar. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Acquired Intangible Assets and Weighted-Average Amortization Period

Intangible assets acquired during the fiscal year ended March 31, 2016 totaled 123,327 million yen, of which 123,300 million yen is subject to amortization and are comprised of the following:

	Intangible assets acquired during the fiscal year	Weighted-average amortization period
	Yen in millions	Years
Patent rights, know-how and license agreements	29,175	7
Software to be sold, leased or otherwise marketed	18,182	3
Internal-use software	52,067	5
Other	23,876	9

Intangible Assets Subject to Amortization

Intangible assets subject to amortization are comprised of the following:

	Yen in millions
	March 31, 2015		March 31, 2016
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Patent rights, know-how and license agreements	304,686	(190,151)	337,675	(223,738)
Customer relationships	29,401	(6,677)	36,925	(12,531)
Trademarks	31,903	(13,054)	29,825	(12,979)
Software to be sold, leased or otherwise marketed	114,333	(84,640)	126,743	(94,009)
Internal-use software	451,738	(295,854)	448,109	(297,057)
Music catalogs	225,623	(88,816)	217,056	(91,303)
Artist contracts	32,387	(27,174)	31,923	(28,857)
Television carriage contracts (broadcasting agreements)	60,036	(11,272)	59,607	(15,563)
Other	68,897	(52,067)	59,218	(47,475)

Total	1,319,004	(769,705)	1,347,081	(823,512)

Estimated Aggregate Amortization Expense for Intangible Assets

The estimated aggregate amortization expense for intangible assets for the next five fiscal years is as follows:

Fiscal year ending March 31	Yen in millions
2017	103,098
2018	85,327
2019	55,786
2020	42,212
2021	31,455

Total Carrying Amount of Intangible Assets having Indefinite Life

Total carrying amount of intangible assets having an indefinite life are comprised of the following:

	Yen in millions
	March 31
	2015	2016
Trademarks	70,938	70,081
Distribution agreements	18,834	18,834
Other	3,290	3,270

Total	93,062	92,185

Changes in Carrying Amount of Goodwill by Segment

The changes in the carrying amount of goodwill by segment for the fiscal years ended March 31, 2015 and 2016 are as follows:

	Yen in millions
	Mobile Communications	Game & Network Services	Imaging Products & Solutions	Home Entertainment & Sound	Devices	Pictures	Music	Financial Services	All Other	Total
Balance, March 31, 2014:
Goodwill — gross	183,464	150,572	7,202	5,320	37,400	187,307	123,086	3,020	24,360	721,731
Accumulated impairments	—	—	(300)	(5,320)	—	—	(306)	(706)	(23,296)	(29,928)

Goodwill	183,464	150,572	6,902	—	37,400	187,307	122,780	2,314	1,064	691,803

Increase (decrease) due to:
Acquisitions*1	—	—	—	—	—	12,626	—	—	—	12,626
Sales and dispositions	—	(617)	—	—	—	(54)	(4)	—	—	(675)
Impairments	(176,045)	—	—	—	—	—	—	—	(1,090)	(177,135)
Translation adjustments	(4,134)	4,444	(16)	—	362	24,357	9,593	—	39	34,645
Other	1	—	—	—	—	3	—	—	(13)	(9)

Balance, March 31, 2015:
Goodwill — gross	179,331	154,399	7,186	5,320	37,762	224,239	132,675	3,020	24,386	768,318
Accumulated impairments	(176,045)	—	(300)	(5,320)	—	—	(306)	(706)	(24,386)	(207,063)

Goodwill	3,286	154,399	6,886	—	37,762	224,239	132,369	2,314	—	561,255

Increase (decrease) due to:
Acquisitions*2	—	—	1,589	—	20,634	12,082	38,487	—	—	72,792
Sales and dispositions	—	—	—	—	—	—	—	—	—	—
Impairments	—	—	—	—	—	—	—	—	—	—
Translation adjustments	—	(2,106)	(138)	—	(1,625)	(14,804)	(9,084)	—	—	(27,757)
Other	—	—	—	—	—	—	—	—	—	—

Balance, March 31, 2016:
Goodwill — gross	179,331	152,293	8,637	5,320	56,771	221,517	162,078	3,020	24,386	813,353
Accumulated impairments	(176,045)	—	(300)	(5,320)	—	—	(306)	(706)	(24,386)	(207,063)

Goodwill	3,286	152,293	8,337	—	56,771	221,517	161,772	2,314	—	606,290

*1	Acquisitions in the Pictures segment for the fiscal year ended March 31, 2015 mainly relate to the CSC Media Group Ltd. (“CSC Media Group”) acquisition. Refer to Note 24.
*2	Acquisitions for the fiscal year ended March 31, 2016 relate mainly to the Altair Semiconductor Ltd. (“Altair”) acquisition in the Devices segment, and the Orchard Media, Inc. (“The Orchard”) acquisition in the Music segment. Refer to Note 24.